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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                    1275 Pennsylvania Avenue, NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                                  www.sablaw.com

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sablaw.com

June 1, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post Effective Amendment No. 10
       First MetLife Investors Variable Annuity Account One
       First MetLife Investors Insurance Company
       General American Life Insurance Company
       File No. 333-96795 (Class C)

Commissioners:

On behalf of First MetLife Investors Variable Annuity Account One (the "Account"), First MetLife Investors Insurance Company ("First MetLife Investors") and General American Life Insurance Company ("General American"), we have attached for filing Post-Effective Amendment No. 10 (the "Amendment") to the Account's registration statement on Form N-4 (the "Registration Statement") for certain variable annuity contracts issued through the Account (the "Contracts").

General American guaranteed insurance obligations under the contracts issued by First MetLife Investors on or before December 31, 2002. The current prospectus for the Contracts (dated May 1, 2006, as filed on May 3, 2006 pursuant to Rule 497, together with the two supplements dated May 1, 2006 and June 9, 2006 to the prospectus included in Post-Effective Amendment No. 9 to the Registration Statement filed on April 21, 2006), includes disclosure regarding the guarantee. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), to register the guarantee by, among other things, including a signature page for General American and its officers and directors as required by the Securities Act, and filing the guarantee as an exhibit to the Registration Statement. (The Statement of Additional Information relating to the Contracts will be filed by subsequent post-effective amendment to add the financial statements of General American).

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
W. Thomas Conner

Attachment
cc: Michele H. Abate, Esq.
    Mary E. Thornton, Esq.